Contract balances (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Statements [Line Items]
Trade Receivables	[1]	₨ 10,892,452		₨ 10,155,223
Contract Assets – Unbilled Revenue		24,063		26,536	₨ 52,581
Contract liabilities – Deferred Income
Current contract liabilities		2,822,787		2,083,932
Non-current contract liabilities		3,289,882	$ 38,442	3,053,428
Total Contract liabilities – Deferred Income		₨ 6,112,969		₨ 5,137,360

[1]	Trade receivables as of March 31, 2025 and March 31, 2024 are stated net of allowance for doubtful receivables. The Group maintains an allowance for doubtful receivables based on expected credit loss model. The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables, excluding construction work in progress is disclosed in note 34. Trade receivables consist of: